Investment accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Disclosure of Detailed Information of Investments Accounted for Using Equity Method

The following table summarizes the Company's investment accounted for using the equity method as at December 31, 2024 and December 31, 2023:

	As at
	December 31, 2024	December 31, 2023
Balance, beginning of the period	—	24,989
Share of loss in investment accounted for using the equity method:
Share of investee's loss	—	(2,972)
Impairment	—	(5,295)
Revaluation gain	—	97
Distributions received	—	(731)
Transfer to investments measured at FVTPL	—	(16,088)
Balance, end of the period	—	—